Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Tables
Income tax provision components
	December 31,
	2013	2012
Current
Federal	$73	$44
State	397	126
Foreign	-	-
Total current	470	170
Deferred
Federal	$(16)	$24
State	(2)	2
Foreign	-	-
Total deferred	(18)	26
Total	$452	$196

Statutory federal income tax rate difference
	December 31,
	2013	2012
Federal statutory rate	$1,086	$(129)

Adjustments for tax effects of:
Foreign rate differential	(2)	(22)
State taxes, net	207	19
Other nondeductible items	241	359
Rate change	210	(21)
Other	319	(486)
Change in valuation allowance	(1,609)	476
	$452	$196